ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2018
Accor
Acquisitions
Summary of fair values of the assets acquired and liabilities assumed

	2016	Amortization Period
Current assets	207
Property and equipment	311	5-30 years
Favorable leases	3	remaining lease terms
Master brand agreement	192
Land use rights	150	remaining contracts terms
Long-term investments	418
Goodwill	63
Other noncurrent assets	2
Current liabilities	(39)
Deferred tax liabilities	(43)
Total	1,264

Crystal Orange
Acquisitions
Summary of pro forma information

	Years Ended December 31,
	2016	2017
Pro forma net revenue	7,508	8,630
Pro forma net income	835	1,267

Summary of fair values of the assets acquired and liabilities assumed

	2017	Amortization Period
Current assets	137
Property and equipment	842	3-20 years
Favorable leases	91	remaining lease terms
Franchise agreement	58	remaining contract terms
Brand Name	1,142	indefinite life
Goodwill	2,093
Other noncurrent assets	131
Current liabilities	(222)
Noncurrent liabilities	(180)
Deferred tax liabilities	(323)
Noncontrolling interest	(4)
Total	3,765

Blossom Hill
Acquisitions
Summary of pro forma information

	Years Ended December 31,
	2017	2018
Pro forma net revenue	8,331	10,124
Pro forma net income	1,214	701

Summary of fair values of the assets acquired and liabilities assumed

	2018	Amortization Period
Current assets	84
Property and equipment	187	3-20 years
Favorable leases	7	remaining lease terms
Unfavorable leases	(1)	remaining lease terms
Franchise agreement	25	remaining contract terms
Brand name	170	indefinite life
Goodwill	365
Land use rights	10
Deferred tax assets	12
Current liabilities	(105)
Noncurrent liabilities	(18)
Deferred tax liabilities	(50)
Noncontrolling interest	(150)
Total	536